                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: March 31, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pettyjohn Co
Address: 1925 Atherholt Road
         Lynchburg, VA 24501

Form 13F File Number: 028-05957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John D. Doyle, Jr.
Title: President
Phone: 434-845-1266

Signature, Place, and Date of Signing:


/s/ John D. Doyle, Jr.   Lynchburg, VA   04/19/05
----------------------   -------------   --------
      [Signature]        [City, State]    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            66

Form 13F Information Table Value Total:       145,950
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
---------------------------------------------------------------------------------------------------------------------------
         Name of            Title of               Value    Shrs or                    Investment   Voting  Authority
          Issuer             Class      CUSIP    (x $1000)   Pm Amt  SH/PRN  Put/Call  Discretion    Sole     Shared   None
---------------------------------------------------------------------------------------------------------------------------
ADM                        common     039483102       673    27,380                       Sole      27,380
---------------------------------------------------------------------------------------------------------------------------
Abbott Labs                common     002824100     2,955    63,389                       Sole      63,389
---------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals   common     009158106     3,859    60,975                       Sole      60,975
---------------------------------------------------------------------------------------------------------------------------
Alcoa                      common     013817101     2,477    81,500                       Sole      81,500
---------------------------------------------------------------------------------------------------------------------------
Alltel                     common     020039103     2,416    44,047                       Sole      44,047
---------------------------------------------------------------------------------------------------------------------------
Altria Group               common     02209S103       655    10,017                       Sole      10,017
---------------------------------------------------------------------------------------------------------------------------
American Standard          common     029712106     2,001    43,050                       Sole      43,050
---------------------------------------------------------------------------------------------------------------------------
Amgen                      common     031162100     1,487    25,589                       Sole      25,589
---------------------------------------------------------------------------------------------------------------------------
Bank of America            common     060505104     5,916   134,139                       Sole     134,139
---------------------------------------------------------------------------------------------------------------------------
BB&T                       common     054937107     2,850    72,926                       Sole      72,926
---------------------------------------------------------------------------------------------------------------------------
Bausch & Lomb              common     071707103       581     7,925                       Sole       7,925
---------------------------------------------------------------------------------------------------------------------------
Bell South                 common     079860102       505    19,208                       Sole      19,208
---------------------------------------------------------------------------------------------------------------------------
Biomet                     common     090613100       536    14,763                       Sole      14,763
---------------------------------------------------------------------------------------------------------------------------
Boeing                     common     097023105     1,372    23,467                       Sole      23,467
---------------------------------------------------------------------------------------------------------------------------
BP Amoco                   common     055622104     2,465    39,504                       Sole      39,504
---------------------------------------------------------------------------------------------------------------------------
Burlington Resources       common     122014103     2,218    44,300                       Sole      44,300
---------------------------------------------------------------------------------------------------------------------------
ChevronTexaco              common     166764100     1,316    22,572                       Sole      22,572
---------------------------------------------------------------------------------------------------------------------------
Cisco Systems              common     17275R102     1,087    60,774                       Sole      60,774
---------------------------------------------------------------------------------------------------------------------------
Citigroup                  common     172967101     1,753    39,018                       Sole      39,018
---------------------------------------------------------------------------------------------------------------------------
Clorox                     common     189054109       720    11,425                       Sole      11,425
---------------------------------------------------------------------------------------------------------------------------
Coca-Cola                  common     191216100       728    17,466                       Sole      17,466
---------------------------------------------------------------------------------------------------------------------------
Comcast Class A            common     20030N101       741    21,950                       Sole      21,950
---------------------------------------------------------------------------------------------------------------------------
Conoco Phillips            common     20825C104     2,130    19,750                       Sole      19,750
---------------------------------------------------------------------------------------------------------------------------
Dell Computer              common     247025109     2,917    75,915                       Sole      75,915
---------------------------------------------------------------------------------------------------------------------------
Dow Chemical               common     260543103     2,282    45,775                       Sole      45,775
---------------------------------------------------------------------------------------------------------------------------
DuPont                     common     263534109     1,196    23,332                       Sole      23,332
---------------------------------------------------------------------------------------------------------------------------
Exxon- Mobil               common     30231G102    11,456   192,222                       Sole     192,222
---------------------------------------------------------------------------------------------------------------------------
Fedex Corp                 common     31428X106     2,432    25,881                       Sole      25,881
---------------------------------------------------------------------------------------------------------------------------
GE                         common     369604103     9,898   274,499                       Sole     274,499
---------------------------------------------------------------------------------------------------------------------------
General Mills              common     370334104       367     7,475                       Sole       7,475
---------------------------------------------------------------------------------------------------------------------------
Gillette                   common     375766102       279     5,520                       Sole       5,520
---------------------------------------------------------------------------------------------------------------------------
Health Care REIT           common     42217K106       392    12,259                       Sole      12,259
---------------------------------------------------------------------------------------------------------------------------
Home Depot                 common     437076102       949    24,818                       Sole      24,818
---------------------------------------------------------------------------------------------------------------------------
Honeywell                  common     438516106       201     5,400                       Sole       5,400
---------------------------------------------------------------------------------------------------------------------------
Ingersoll Rand             common     G4776G101     2,501    31,400                       Sole      31,400
---------------------------------------------------------------------------------------------------------------------------
Intel                      common     458140100     1,597    68,752                       Sole      68,752
---------------------------------------------------------------------------------------------------------------------------
International Bus. Mach.   common     459200101     1,226    13,421                       Sole      13,421
---------------------------------------------------------------------------------------------------------------------------
Jefferson Pilot            common     475070108     5,175   105,509                       Sole     105,509
---------------------------------------------------------------------------------------------------------------------------
Johnson Controls           common     478366107     1,660    29,775                       Sole      29,775
---------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson          common     478160104     6,230    92,766                       Sole      92,766
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Kimberly Clark             common     494368103       761    11,575                       Sole      11,575
---------------------------------------------------------------------------------------------------------------------------
Lowes                      common     548661107     2,676    46,875                       Sole      46,875
---------------------------------------------------------------------------------------------------------------------------
3M                         common     604059105     5,174    60,379                       Sole      60,379
---------------------------------------------------------------------------------------------------------------------------
Marriott International     common     571903202       353     5,275                       Sole       5,275
---------------------------------------------------------------------------------------------------------------------------
Modine                     common     607828100       330    11,255                       Sole      11,255
---------------------------------------------------------------------------------------------------------------------------
National Fuel Gas          common     636180101       738    25,825                       Sole      25,825
---------------------------------------------------------------------------------------------------------------------------
Nextel Communications      common     65332V103       868    30,525                       Sole      30,525
---------------------------------------------------------------------------------------------------------------------------
Norfolk Southern           common     655844108     1,691    45,631                       Sole      45,631
---------------------------------------------------------------------------------------------------------------------------
Pepsi                      common     713448108     4,702    88,665                       Sole      88,665
---------------------------------------------------------------------------------------------------------------------------
Pfizer                     common     717081103     1,175    44,714                       Sole      44,714
---------------------------------------------------------------------------------------------------------------------------
Plum Creek Timber          common     729251108     1,171    32,800                       Sole      32,800
---------------------------------------------------------------------------------------------------------------------------
Procter & Gamble           common     742718109     7,403   139,674                       Sole     139,674
---------------------------------------------------------------------------------------------------------------------------
Progress Energy            common     743263105     1,005    23,956                       Sole      23,956
---------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises    common     V7780T103     1,183    26,475                       Sole      26,475
---------------------------------------------------------------------------------------------------------------------------
SBC Communications         common     78387G103       804    33,934                       Sole      33,934
---------------------------------------------------------------------------------------------------------------------------
Southern Capital 8.25 Pfd  preferred  842542201       123    12,150                       Sole      12,150
---------------------------------------------------------------------------------------------------------------------------
SunTrust Bank              common     867914103     1,837    25,489                       Sole      25,489
---------------------------------------------------------------------------------------------------------------------------
Symantec Corp              common     871503108       649    30,450                       Sole      30,450
---------------------------------------------------------------------------------------------------------------------------
Sysco Corp                 common     871829107     1,748    48,831                       Sole      48,831
---------------------------------------------------------------------------------------------------------------------------
US Bancorp                 common     902973304     2,118    73,500                       Sole      73,500
---------------------------------------------------------------------------------------------------------------------------
United Technologies        common     913017109     3,523    34,650                       Sole      34,650
---------------------------------------------------------------------------------------------------------------------------
Verizon                    common     92343V104     2,503    70,493                       Sole      70,493
---------------------------------------------------------------------------------------------------------------------------
Wachovia                   common     929771103     6,950   136,521                       Sole     136,521
---------------------------------------------------------------------------------------------------------------------------
Walgreen                   common     931422109     3,376    76,005                       Sole      76,005
---------------------------------------------------------------------------------------------------------------------------
Wythe                      common     983024100       320     7,586                       Sole       7,586
---------------------------------------------------------------------------------------------------------------------------
Zebra Technologies         common     989207105       570    12,000                       Sole      12,000
---------------------------------------------------------------------------------------------------------------------------
                                                  145,950